STOCKHOLDERS' EQUITY (Details)																		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 04, 2022 USD ($) shares	Jun. 17, 2021 USD ($) $ / shares shares	May 19, 2021 shares	Apr. 15, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 05, 2021 shares	Oct. 11, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Aug. 14, 2019 USD ($)	Jul. 31, 2019 USD ($) shares	Jul. 22, 2019 USD ($) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	Dec. 12, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 $ / shares $ / shares	Mar. 31, 2018 $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	May 19, 2021 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	Oct. 31, 2021 $ / shares shares	Apr. 30, 2021 USD ($)
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized | shares																			750,000,000		750,000,000		750,000,000	750,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares																			20,000,000		20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding | shares																			128,158,082		128,158,082		127,221,416	126,521,416
Common Stock, Shares, Issued | shares																			128,158,082		128,158,082		127,221,416	126,521,416
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares							50,000	150,000														50,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)							$ 14,970	$ 28,500													$ 8,780
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																							$ (80,813)
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares			250,000			250,000																	500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)																							$ 215,500
Share-Based Payment Arrangement, Noncash Expense (in Dollars)								$ 28,500													$ 8,780	$ 80,813	109,313	$ 154,014
Gain (Loss) on Extinguishment of Debt (in Dollars)									$ 275,000														(6,105,679)	0
Stock Issued During Period, Value, Issued for Services (in Dollars)																								45,000
Debt Conversion, Converted Instrument, Shares Issued | shares												15,677	16,644
Warrants and Rights Outstanding, Term		3 years		5 years								3 years	3 years					5 years
Class of Warrant or Rights, Granted | shares	3,030,304	468,333										7,838	8,322	1,074,720		2,317,842		205,238			3,030,304
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 0.4		$ 0.4	$ 1.1							$ 1.1	$ 1.1			$ 0.45	$ 0.45	$ 1.25	$ 0.4125		$ 0.4125
Debt Conversion, Original Debt, Amount (in Dollars)		$ 281,000										$ 12,542	$ 13,315
Warrant Description	Each warrant allows the holder to purchase one share of the Company’s common stock at an exercise price of $0.4125 per share for three years after its date of issuance			each warrant issuable pursuant to conversion of such debentures is exercisable for one share of the Company’s common stock at a price equal to 137.5% of the conversion price (presently $0.4125 per share) until July 14, 2024	each warrant issuable pursuant to conversion of the Canaccord Debentures is exercisable for one share of the Company’s common stock at a price equal to $0.40 per share until March 31, 2024
Unit, Description																Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share		Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrants or Rights, Value (in Dollars)																$ 1,495,373
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																$ 1,495,373					$ 98,448	0
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares		936,666
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture | shares																			100,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture (in Dollars)																			$ 8,780
Cancellation of Contract (in Dollars)																					$ 0	$ (25,750)	$ (25,750)	0
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 0.3	$ 0.3									$ 0.8												$ 0.8
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				10,382,785	22,516,374									8,408,400												3,893,545
Debt Instrument, Face Amount (in Dollars)	$ 2,500,000																										$ 6,229,672
Warrants Issued Price Per Warrant (in Dollars per share) | $ / shares																	$ 0.45
Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)																								$ 10
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																					936,666			32,321
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture | shares																						300,000	550,000
Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																							$ (6,105,679)
Stock Issued During Period, Value, Issued for Services (in Dollars)																								$ 22,490
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																					$ 98,448
To Be Issued to Officers [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																								154,014
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																								$ 791,668
Stock To Be Issued [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)																								$ 45,000
Stock Issued During Period, Shares, Issued for Services | shares																								200,000
WestPark Capital Inc [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrant Description																Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.
WestPark Capital Inc [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares																		205,238
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																		$ 1.25
U.S. Convertible Debentures 1, 2, and 4 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																							3,286,012
Canaccord Debentures [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt (in Dollars)																							2,819,667
Service Provider [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Cancellation on Contract (in Dollars)																							$ 22,500
Stock Repurchased and Retired During Period, Shares | shares																						100,000	100,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																								$ 22,500
Stock Issued During Period, Shares, Issued for Services | shares																								100,000
Cancellation of Contract (in Dollars)																						$ 22,500
Service [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Cancellation on Contract (in Dollars)																							$ 3,250
Stock Repurchased and Retired During Period, Shares | shares																						25,000	25,000
Cancellation of Contract (in Dollars)																						$ 3,250
Debenture Offering, Advisory and Agent Fees [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Unit Exercise Price (in Dollars per share) | $ / shares														$ 1.1
Debenture Offering, Advisory and Agent Fees [Member] | Debenture Offering [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares														1,074,720
Unit, Description														Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share
Warrant, Term of Warrants														3 years
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)														$ 874,457
Compensation Warrants [Member] | Debenture Offering [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted | shares														268,680
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																									$ 874,457
Chief Executive Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares											500,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)											$ 355,000									$ 215,500
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																								$ 29,583	325,417
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares			250,000			250,000									500,000					500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)															$ 355,000
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																							$ 80,811	107,751	26,938
Chief Executive Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)											50
Chief Executive Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)											$ 354,950
Chief Operating Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares											50,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)											$ 35,495
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																								2,958	$ 32,542
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares										50,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)										$ 35,000
Chief Operating Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																								5
Chief Operating Officer [Member] | Additional Paid-in Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																								$ 35,495
Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares																						500,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture (in Dollars)																						$ 80,813